BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Summary of transaction (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 08, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 28)		R$ 201,021	R$ 190,906
Value of write-off of residual amount		35,650	(132,051)
Deferred revenues		165,162	227,397
Cash received from sale of PP&E items		20,672	778,819	R$ 19,902
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 28)		14,666	R$ 13,842
Telxius Torres Brasil | Transmission towers
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 28)		760,000
Value of write-off of residual amount		(99,210)
Finance lease		2,674
Deferred revenues		140,846
Cash received from sale of PP&E items	R$ 760,000
Value of disposal of towers (except retention and financial lease)		575,580
Value of customer portfolio		40,899
Amount of PIS and Cofins charged on customer portfolio		(3,783)
Effect on operating income		513,486
Amount of IR and CS levied on towers and customer portfolio		(174,585)
Net effect on transaction income		R$ 338,901